Segment Information (Reconciliation of Operating Revenues to Total Revenues) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 56	$ 100	$ 308
Annuities
Segment Reporting Information [Line Items]
Total revenues	156	125	104
Life
Segment Reporting Information [Line Items]
Total revenues	34	39	48
Corporate & Other
Segment Reporting Information [Line Items]
Total revenues	2	2	2
Segment Reconciling Items
Segment Reporting Information [Line Items]
Total revenues	$ (136)	$ (66)	$ 154